Financial instruments related to commodity contracts - Changes in fair value (Details) - Financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	$ (698)	$ 193
Fair value as of the end of the period	(542)	(698)	$ 193
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	(283)	(223)	130
Impact on income	4,189	2,689	2,693
Settled contracts	(4,188)	(2,749)	(3,047)
Fair value as of the end of the period	(282)	(283)	(223)
Integrated Gas, Renewables & Power activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	(415)	416	218
Impact on income	1,588	1,220	717
Settled contracts	(686)	(2,057)	(554)
Other	(747)	6	35
Fair value as of the end of the period	$ (260)	$ (415)	$ 416